Note 7 - Risk Management - Corrections Loans And Advances At Amortized Cost (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Stage 1 [Member] | Loans And Advances At Amortized Cost At The Beginning [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	€ (2,149,000,000)	€ (2,082,000,000)
Stage 1 [Member] | Transfers Of Financial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	184,000,000	176,000,000
Stage 1 [Member] | Transfers from stage 1 to stage 2 not credit impaired [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	156,000,000	126,000,000
Stage 1 [Member] | Transfers from stage 2 to stage 1 not credit impaired [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(50,000,000)	(38,000,000)
Stage 1 [Member] | Transfers to stage 3 [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	81,000,000	89,000,000
Stage 1 [Member] | Transfers from stage 3 to stage 1or 2 [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(3,000,000)	(1,000,000)
Stage 1 [Member] | Net Production Finnancial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(872,000,000)	(542,000,000)
Stage 1 [Member] | Writteoffs [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	0	130,000,000
Stage 1 [Member] | Changes In Model
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	0	0
Stage 1 [Member] | Foreign Exchange Loss [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	227,000,000	(30,000,000)
Stage 1 [Member] | Increase Decrease Through Other Movements Financial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	12,000,000	(15,000,000)
Stage 1 [Member] | Other impairment losses [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	160,000,000	215,000,000
Stage 1 [Member] | Interrupted Operations Member [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	401,000,000
Stage 1 [Member] | Loans And Advances At Amortized Cost At The End [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(2,037,000,000)	(2,149,000,000)
Stage 2 [Member] | Loans And Advances At Amortized Cost At The Beginning [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(2,183,000,000)	(2,375,000,000)
Stage 2 [Member] | Transfers Of Financial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(511,000,000)	(227,000,000)
Stage 2 [Member] | Transfers from stage 1 to stage 2 not credit impaired [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(923,000,000)	(649,000,000)
Stage 2 [Member] | Transfers from stage 2 to stage 1 not credit impaired [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	253,000,000	273,000,000
Stage 2 [Member] | Transfers to stage 3 [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	218,000,000	234,000,000
Stage 2 [Member] | Transfers from stage 3 to stage 1or 2 [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(59,000,000)	(86,000,000)
Stage 2 [Member] | Net Production Finnancial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(795,000,000)	(116,000,000)
Stage 2 [Member] | Writteoffs [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	0	337,000,000
Stage 2 [Member] | Changes In Model
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	0	0
Stage 2 [Member] | Foreign Exchange Loss [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	256,000,000	(18,000,000)
Stage 2 [Member] | Increase Decrease Through Other Movements Financial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(118,000,000)	(149,000,000)
Stage 2 [Member] | Other impairment losses [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	618,000,000	366,000,000
Stage 2 [Member] | Interrupted Operations Member [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	444,000,000
Stage 2 [Member] | Loans And Advances At Amortized Cost At The End [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(2,289,000,000)	(2,183,000,000)
Stage 3 [Member] | Loans And Advances At Amortized Cost At The Beginning [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(8,094,000,000)	(7,761,000,000)
Stage 3 [Member] | Transfers Of Financial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(1,806,000,000)	(1,574,000,000)
Stage 3 [Member] | Transfers from stage 1 to stage 2 not credit impaired [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	0	0
Stage 3 [Member] | Transfers from stage 2 to stage 1 not credit impaired [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	0	0
Stage 3 [Member] | Transfers to stage 3 [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(1,950,000,000)	(1,810,000,000)
Stage 3 [Member] | Transfers from stage 3 to stage 1or 2 [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	144,000,000	236,000,000
Stage 3 [Member] | Net Production Finnancial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(1,329,000,000)	(1,711,000,000)
Stage 3 [Member] | Writteoffs [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	2,567,000,000	2,789,000,000
Stage 3 [Member] | Changes In Model
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	0	0
Stage 3 [Member] | Foreign Exchange Loss [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	721,000,000	69,000,000
Stage 3 [Member] | Increase Decrease Through Other Movements Financial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(177,000,000)	(89,000,000)
Stage 3 [Member] | Other impairment losses [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	25,000,000	183,000,000
Stage 3 [Member] | Interrupted Operations Member [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	278,000,000
Stage 3 [Member] | Loans And Advances At Amortized Cost At The End [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(7,815,000,000)	(8,094,000,000)
Total Member | Loans And Advances At Amortized Cost At The Beginning [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(12,427,000,000)	(12,217,000,000)
Total Member | Transfers Of Financial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(2,133,000,000)	(1,626,000,000)
Total Member | Transfers from stage 1 to stage 2 not credit impaired [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(766,000,000)	(523,000,000)
Total Member | Transfers from stage 2 to stage 1 not credit impaired [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	202,000,000	235,000,000
Total Member | Transfers to stage 3 [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(1,652,000,000)	(1,487,000,000)
Total Member | Transfers from stage 3 to stage 1or 2 [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	83,000,000	149,000,000
Total Member | Net Production Finnancial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(2,996,000,000)	(2,370,000,000)
Total Member | Writteoffs [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	2,568,000,000	3,256,000,000
Total Member | Changes In Model
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	0	0
Total Member | Foreign Exchange Loss [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	1,204,000,000	20,000,000
Total Member | Increase Decrease Through Other Movements Financial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(283,000,000)	(254,000,000)
Total Member | Other impairment losses [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	803,000,000	764,000,000
Total Member | Interrupted Operations Member [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	1,123,000,000
Total Member | Loans And Advances At Amortized Cost At The End [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	€ (12,141,000,000)	€ (12,427,000,000)